Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Statement of comprehensive income [abstract]
Net income	$ 1,481	$ 3,230	$ 4,990	$ 6,402
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(989)	140	(806)	139
Provision for credit losses recognized in income	24	(9)	23	(10)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(64)	(31)	(73)	(60)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(1,029)	100	(856)	69
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	2,937	1,096	3,348	1,131
Net foreign currency translation gains (losses) from hedging activities	(1,126)	(398)	(1,304)	(464)
Reclassification of losses (gains) on foreign currency translation to income				2
Reclassification of losses (gains) on net investment hedging activities to income				2
Foreign currency translation adjustments	1,811	698	2,044	671
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(1,103)	(182)	(1,277)	(498)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	108	(25)	100	(99)
Net change in cash flow hedges	(995)	(207)	(1,177)	(597)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	457	(92)	(12)	(486)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	662	(189)	553	(26)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	20	30	21	37
Total items that will not be reclassified subsequently to income	1,139	(251)	562	(475)
Total other comprehensive income (loss), net of taxes	926	340	573	(332)
Total comprehensive income (loss)	2,407	3,570	5,563	6,070
Total comprehensive income attributable to:
Shareholders	2,404	3,566	5,555	6,063
Non-controlling interests	3	4	8	7
Total comprehensive income (loss)	2,407	3,570	5,563	6,070
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(147)	48	(92)	44
Provision for credit losses recognized in income	3		3
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(23)	(15)	(26)	(32)
Unrealized foreign currency translation gains (losses)	1	1	1	2
Net foreign currency translation gains (losses) from hedging activities	(384)	(136)	(446)	(160)
Reclassification of losses (gains) on net investment hedging activities to income		0		1
Net gains (losses) on derivatives designated as cash flow hedges	(394)	(66)	(457)	(179)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	39	(9)	36	(36)
Remeasurements of employee benefit plans	165	(45)	(2)	(170)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	237	(69)	198	(10)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	7	(6)	5	(7)
Total income tax expenses (recoveries)	$ (496)	$ (297)	$ (780)	$ (547)